8. STOCK OPTIONS AND WARRANTS: Schedule of weighted average assumptions used to estimate the fair value of finder's warrants (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Fair Value of Finder's Warrants, Expected dividend yield	0.00%	0.00%
Minimum
Fair Value of Finder's Warrants, Risk-free interest rate	2.64%	3.39%
Fair Value of Finder's Warrants, Expected Life	2 years	1 year
Fair Value of Finder's Warrants, Expected volatility	116.94%	120.44%
Maximum
Fair Value of Finder's Warrants, Risk-free interest rate	2.76%	4.54%
Fair Value of Finder's Warrants, Expected Life	3 years	3 years
Fair Value of Finder's Warrants, Expected volatility	133.23%	130.18%